Debt - Narrative (Details)							12 Months Ended
	May 24, 2019	May 21, 2019 USD ($)	Apr. 15, 2019 USD ($)	Nov. 16, 2018 USD ($)	Jul. 18, 2018 USD ($)	Oct. 25, 2017 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 19, 2020 USD ($)	Jul. 16, 2019
Debt Instrument [Line Items]
Document Period End Date							Dec. 31, 2021
Write off of deferred financing costs							$ 7,196,000	$ 3,088,000	$ 681,000
Number of vessels							5
Length of bareboat charter agreement					5 years
SBI Rumba [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement						9 years 6 months
SBI Tango [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement					5 years
Minimum
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period								2.40%
Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period								5.00%
Secured Debt
Debt Instrument [Line Items]
Number of credit agreements							3
Long-term Debt, Gross							$ 140,665,000	$ 561,216,000
Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement							8 years
Secured Debt | $27.3 Million Credit Facility
Debt Instrument [Line Items]
Long-term Debt, Gross							$ 53,015,000	0
Secured Debt | Virgo and Libra Lease [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Increase (Decrease), Net		$ 1.5
Secured Debt | $12.5 Million Credit Facility
Debt Instrument [Line Items]
Long-term Debt, Gross							87,650,000	$ 0
Ultramax pool [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback											3
Line of Credit Facility, Increase (Decrease), Net							$ 1.6
Years of amortization							5 years
ScrubberLoanAmortQuarterlyRate							$ 82,000
Scrubber percentage of Market Value to be financed							82.00%
Scrubber percentage of price to be financed							82.00%
Ultramax pool [Member] | Secured Debt | $67.3 Million Lease Financing
Debt Instrument [Line Items]
Number of Assets sale leaseback										2
Scrubber installation cost										$ 1,500,000
SBI Samba [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Net Proceeds, Financing Activities			$ 21,400,000
Sale Leaseback Transaction, Monthly Rental Payments			$ 208,354
Length of bareboat charter agreement			5 years
SBI Echo [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Net Proceeds, Financing Activities					$ 19,000,000
Sale Leaseback Transaction, Monthly Rental Payments					164,250
SB Hermes [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Net Proceeds, Financing Activities				$ 20,500,000
Sale Leaseback Transaction, Monthly Rental Payments				$ 177,938
Length of bareboat charter agreement				5 years
SBI Tango [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Net Proceeds, Financing Activities					19,000,000
Sale Leaseback Transaction, Monthly Rental Payments					$ 164,250
CMBFL [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement	7 years
CMBFL [Member] | Kamsarmax pool [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback	4
CMBFL [Member] | Ultramax pool [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback	3
Virgo and Libra Lease [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Net Proceeds, Financing Activities		$ 21,000,000
Length of bareboat charter agreement		11 years
ScrubberLoanAmortDailyRateyear1and2		$ 1,370
Years of amortization first half		2 years
ScrubberLoanAmortDailyRateyear3and4		$ 685
Years of amortization second half		2 years
SBI Rumba [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Net Proceeds, Financing Activities						$ 19,600,000
Sale Leaseback Transaction, Monthly Rental Payments						$ 164,250
Optional period to extend Bareboat Charter						6 months